Offerings - Offering: 1	Aug. 05, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	4,381,320
Proposed Maximum Offering Price per Unit	2.29
Maximum Aggregate Offering Price	$ 10,033,222.80
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,536.09
Offering Note	Note 1(a). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall also cover any additional shares of the Registrant's common stock that become issuable under the CytomX Therapeutics, Inc. Amended and Restated 2015 Equity Incentive Plan (the "2015 Plan") by reason of any stock dividend, stock split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of outstanding shares of common stock. Note 1(b). Proposed Maximum Offering Price Per Unit is made pursuant to Rules 457(c) and 457(h) of the Securities Act solely for purposes of calculating the registration fee. The Proposed Maximum Offering Price Per Share for shares available for future grant is the average of the high and low prices for the Registrant's common stock as reported on The Nasdaq Global Select Market on August 1, 2025. Note 1(c). Amount Registered represents the additional shares of common stock available for future issuance under the 2015 Plan resulting from the amendment and restatement of the 2015 Plan as of June 11, 2025.